Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

	March 31,
	2018	2019
Cash on hand	2,511	2,859
Credit card collection in hand	209,162	390,335
Balances with bank	2,229,498	1,756,322
Cash in transit	23,902	11,498
Total	2,465,073	2,161,014